Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property, Plant and Equipment, Net [Abstract]
Property plant and equipment gross	$ 7,669	$ 95,228
Accumulated depreciation	(4,997)	(4,906)
Property plant and equipment net	$ 2,672	$ 90,322